Financial Instruments and Risk Management (Hedging Instruments Recorded in AOCI) (Details) - Currency risk [member] - Fair value hedges [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of the period	$ 4.6	$ (1.4)
Unrealized (loss) gain on currency instruments	(0.4)	9.6
Deferred income tax related to hedging instrument	0.1	(2.1)
Allowance account for credit losses of financial assets at end of period	5.7	4.6
CAD Currency Instruments [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Unrealized (loss) gain on currency instruments	0.8	0.0
MXN Currency Instruments [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Unrealized (loss) gain on currency instruments	$ 0.6	$ (1.5)